Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

14. EQUITY

Ordinary shares

The Company’s authorized share capital comprises of (i) 480,000,000 Class A ordinary shares of par value US$ 0.0001 each and (ii) 20,000,000 Class B ordinary shares of par value US$ 0.0001 each. On June 10, 2022, the Company issued 9,420,000 Class A ordinary shares and 6,409,600 Class B ordinary shares. On September 6, 2022, the Company issued another 1,370,400 Class A ordinary shares which issuance was considered as being part of the reorganization of the Group and was retroactively applied as if the transaction occurred at the beginning of the period presented.

On September 7, 2022, the Company granted 800,000 Class A ordinary shares to its financial advisory consultant as the consideration in the form of bonus with a performance condition of a successful initial public offering (“IPO”) under the professional financial advisory services originally agreed in 2022. Granted shares shall be subject to a right of repurchase by the Company for nil consideration if the Company fails to achieve a successful IPO.

On September 9, 2022, the Company entered into a share subscription agreement with various third party investors for 2,000,000 Class A ordinary shares at the consideration of $5,000,000. The Company received the consideration in January and February 2023. And the consideration received was paid as the payment to the Initial Shareholders in January and February 2023.

On February 16, 2023, Jayud implemented a 1 for 1.25 reverse share split of its ordinary shares under Cayman Islands law (the “Reverse Share Split”). As a result of the Reverse Share Split, the total of 13,590,400 issued and outstanding Class A ordinary shares prior to the Reverse Share Split was reduced to a total of 10,872,320 issued and outstanding Class A ordinary shares and the total of 6,409,600 issued and outstanding Class B ordinary shares prior to the Reverse Share Split was reduced to a total of 5,127,680 issued and outstanding Class B ordinary shares. The Reverse Share Split maintained existing shareholders’ percentage ownership interests in Jayud. The Reverse Share Split also increased the par value of Jayud’s ordinary shares from $0.0001 to $0.000125 and decreased the number of its authorized shares from 500,000,000 to 400,000,000, which are divided into 384,000,000 Class A ordinary shares and 16,000,000 Class B ordinary shares.

On March 16, 2023, the Company implemented a 1 to 1.25 forward share split of its ordinary shares under Cayman Islands Law, or the Forward Share Split. As a result of the Forward Share Split, the total of 10,872,320 issued and outstanding Class A ordinary shares prior to the Forward Share Split was increased back to a total of 13,590,400 issued and outstanding Class A ordinary shares, and the total of 5,127,680 issued and outstanding Class B ordinary shares prior to the Forward Share Split was increased back to a total of 6,409,600 issued and outstanding Class B ordinary shares. The Forward Share Split maintained existing shareholders’ percentage ownership interests in Jayud. The Forward Share Split also reduced the par value of Jayud’s ordinary shares from $0.000125 back to $0.0001, and increased the number of authorized shares from 400,000,000 back to 500,000,000, which are divided into 480,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares.

In April 2023, the Company completed initial public offering and listed its Class A ordinary shares on the Nasdaq Capital Market under the symbol “JYD.” The Company raised approximately US$ 4.86 million in net proceeds at US$ 4 per share from the issuance of 1,250,000 new Class A ordinary shares from the initial public offering and 102,223 new Class A ordinary shares from partial exercise of over-allotment option by its underwriter after deducting underwriting discounts, commissions and expenses.

As of December 31, 2023 and June 30, 2024, 14,942,623 Class A Ordinary shares were issued and outstanding; 6,409,600 Class B Ordinary shares were issued and outstanding.

Warrant

On April 25, 2023, the Company issued warrants to its underwriter to purchase up to 37,500 Class A ordinary shares. The warrants have an exercise price of US$ 4.00 per share and may be exercised on a cashless basis. The warrants are exercisable beginning September 27, 2023 and ending March 31, 2028. The value of the warrant was evaluated by a third party appraiser, and amounted to RMB 360,874 (US$ 50,591).

Capital injection by non-controlling shareholder

In September 2023, the non-controlling shareholder of JYD RHTD made a capital injection of RMB 2,450,000 (US$ 343,773) to JYD RHTD.

In January 2024, the non-controlling shareholder of Oranda made a capital injection of RMB 20,000 (US$ 2,806) to Oranda.

Dividend

In February and March 2022, JYD DS, JYD WLKJ, and HQ declared dividend to their shareholders with total amount of RMB 18,770,000 (US$ 2,633,721). Out of the total dividend declared, RMB 6,839,000 (US$ 959,617) was inter-group dividend, and RMB 11,931,000 (US$ 1,674,103) was to individual shareholders. As of December 31, 2023 and June 30, 2024, RMB 6,937,500 (US$ 973,438) was outstanding and included in the other payables to shareholders.

Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of June 30, 2024, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately RMB 6.4 million (US$ 0.8 million), respectively.